Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 331	$ 991
Net income/(loss)	(1,879)	714
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	307	3
Depreciation, depletion and amortization	405	385
Impairment of assets	2,134	1
Deferred taxation	(253)	135
Other non cash items	(116)	(114)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(31)	16
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	0	0
Receivables	10	(94)
Inventories	(87)	(112)
Accounts payable and other current liabilities	(159)	57
Net cash (used)/generated in investing activities	(1,055)	(874)
Increase in non-current investments	(330)	(173)
Net associates and equity accounted joint ventures loans advanced	(21)	(62)
Additions to property, plant and equipment	(723)	(686)
Interest capitalized and paid	(7)	(4)
Expenditure on intangible assets	(33)	(28)
Proceeds on sale of mining assets	7	2
Proceeds on sale of investments	49	55
Proceeds on disposal of subsidiary	1	0
Proceeds on disposal of associates and equity accounted joint ventures	6	20
Change in restricted cash	(4)	2
Net cash generated/(used) by financing activities	240	(248)
Repayments of debt	(168)	(8)
Issuance of stock	0	1
Proceeds from debt	466	150
Debt issue costs	(5)	(8)
Acquisition of noncontrolling interests	0	(220)
Dividends (paid)/received	(53)	(163)
Net increase/(decrease) in cash and cash equivalents	(484)	(131)
Effect of exchange rate changes on cash	(24)	6
Cash and cash equivalents - January 1,	892	1,112
Cash and cash equivalents - June 30,	415	987
Cash and cash equivalents - June 30, net of bank overdraft	384
Bank overdraft	31	0	0
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	107	544
Net income/(loss)	(1,873)	701
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(3)	7
Depreciation, depletion and amortization	137	157
Impairment of assets	0	0
Deferred taxation	37	13
Other non cash items	1,653	(740)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(39)	1
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	301	394
Receivables	(3)	(29)
Inventories	15	(15)
Accounts payable and other current liabilities	(118)	55
Net cash (used)/generated in investing activities	(213)	(246)
Increase in non-current investments	0	0
Net associates and equity accounted joint ventures loans advanced	0	0
Additions to property, plant and equipment	(208)	(227)
Interest capitalized and paid	0	0
Expenditure on intangible assets	(12)	(19)
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary	1
Proceeds on disposal of associates and equity accounted joint ventures	6	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	46	(175)
Repayments of debt	(160)	0
Issuance of stock	26	1
Proceeds from debt	234	0
Debt issue costs	0	0
Acquisition of noncontrolling interests		0
Dividends (paid)/received	(54)	(176)
Net increase/(decrease) in cash and cash equivalents	(60)	123
Effect of exchange rate changes on cash	(10)	10
Cash and cash equivalents - January 1,	98	388
Cash and cash equivalents - June 30,	28	521
Cash and cash equivalents - June 30, net of bank overdraft	28
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(403)	(477)
Net income/(loss)	(1,494)	316
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	22	(20)
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	1,432	(333)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(364)	(441)
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	1	1
Net cash (used)/generated in investing activities	(238)	(83)
Increase in non-current investments	(238)	(103)
Net associates and equity accounted joint ventures loans advanced	0	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary	0
Proceeds on disposal of associates and equity accounted joint ventures	0	20
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	271	208
Repayments of debt	0	0
Issuance of stock	98	(115)
Proceeds from debt	0	100
Debt issue costs	(5)	0
Acquisition of noncontrolling interests		0
Dividends (paid)/received	178	223
Net increase/(decrease) in cash and cash equivalents	(370)	(352)
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	537	458
Cash and cash equivalents - June 30,	167	106
Cash and cash equivalents - June 30, net of bank overdraft	167
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	655	982
Net income/(loss)	(1,637)	580
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	222	11
Depreciation, depletion and amortization	268	228
Impairment of assets	2,134	1
Deferred taxation	(290)	122
Other non cash items	18	139
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	8	15
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	63	47
Receivables	13	(65)
Inventories	(102)	(97)
Accounts payable and other current liabilities	(42)	1
Net cash (used)/generated in investing activities	(604)	(545)
Increase in non-current investments	(92)	(70)
Net associates and equity accounted joint ventures loans advanced	(21)	(62)
Additions to property, plant and equipment	(515)	(459)
Interest capitalized and paid	(7)	(4)
Expenditure on intangible assets	(21)	(9)
Proceeds on sale of mining assets	7	2
Proceeds on sale of investments	49	55
Proceeds on disposal of subsidiary	0
Proceeds on disposal of associates and equity accounted joint ventures	0	0
Change in restricted cash	(4)	2
Net cash generated/(used) by financing activities	(105)	(339)
Repayments of debt	(8)	(8)
Issuance of stock	(124)	115
Proceeds from debt	232	50
Debt issue costs	0	(8)
Acquisition of noncontrolling interests		(220)
Dividends (paid)/received	(205)	(268)
Net increase/(decrease) in cash and cash equivalents	(54)	98
Effect of exchange rate changes on cash	(14)	(4)
Cash and cash equivalents - January 1,	257	266
Cash and cash equivalents - June 30,	220	360
Cash and cash equivalents - June 30, net of bank overdraft	189
Bank overdraft	31
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(28)	(58)
Net income/(loss)	3,125	(883)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	66	5
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	(3,219)	820
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Net associates and equity accounted joint ventures loans advanced	0	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary	0
Proceeds on disposal of associates and equity accounted joint ventures	0	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	28	58
Repayments of debt	0	0
Issuance of stock	0	0
Proceeds from debt	0	0
Debt issue costs	0	0
Acquisition of noncontrolling interests		0
Dividends (paid)/received	28	58
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - June 30,	0	0
Cash and cash equivalents - June 30, net of bank overdraft	$ 0